CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (60,077,935)	$ 5,387,502	$ 70,119,242
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Amortization of intangible assets	16,365,034	13,187,006	6,622,238
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	60,918,569	12,445,789	(15,166,700)
Depreciation	77,224	24,284	13,250
Loss on sale of equipment	14,958	0	0
Change in assets and liabilities
Accounts Receivable	3,652,903	(2,701,407)	(1,088,951)
Markers Receivable	53,793,183	(740,005)	(639,414)
Prepaid Expenses and Other Assets	153,220	(200,340)	(9,211)
Deferred Offering Costs Expensed	0	806,786	0
Lines of Credit Payable	(10,277,075)	7,881,658	(11,641,406)
Accrued Expenses	(4,018,538)	1,815,085	(1,780,943)
Net cash provided by operating activities	60,601,543	37,906,358	46,428,105
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from the sale of equipment	12,895	0	0
Purchase of property and equipment	(303,819)	(126,974)	0
Net cash used in investing activities	(290,924)	(20,126,974)	(15,146,032)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	(4,193,554)	(5,024,760)	(4,290,690)
Payment of deferred offering costs	0	0	(806,745)
Professional fee payment for rights offering	0	(2,067,809)	0
Proceeds from issuance of ordinary shares	0	29,354,850	0
Proceeds from shareholder loans	0	3,640,223	0
Repayment of shareholder loans	(3,196,222)	(25,802,070)	(671,071)
Dividend paid	(1,539,260)	(8,945,377)	(12,622,128)
Net cash used in financing activities	(56,929,036)	(30,844,943)	(27,390,634)
Net increase (decrease) in cash and cash equivalents	3,381,583	(13,065,559)	3,891,439
Effect of foreign currency translation on cash	201,854	(15,640)	34,292
Cash and cash equivalents at beginning of period	7,563,097	20,644,296	16,718,565
Cash and cash equivalents at end of period	11,146,534	7,563,097	20,644,296
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	0	34,197,930	0
Incentive shares issued for 2011 net income target		0	17,977,151
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	0	0	3,057,600
Director shares issued for compensation	200,000	200,000	346,000
Declared Dividend Payable	0	0	0
Oriental VIP Room [Member]
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	0	(20,000,000)	0
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(26,000,000)	0	0
Non-cash Investing Activities
Estimated contingent purchase price	0	37,816,791	0
Non-cash Financing Activities
Ordinary Shares Issued	3,875,000
Bao Li Gaming [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	26,177,337	13,744,041
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for acquisition	0	0	(15,146,032)
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(13,000,000)	(13,000,000)	0
Non-cash Investing Activities
Estimated contingent purchase price	0	0	32,294,981
Non-cash Financing Activities
Ordinary Shares Issued	3,837,500	0	0
Kings Gaming [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	0	0
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for acquisition	(9,000,000)	(9,000,000)	(9,000,000)
Non-cash Financing Activities
Ordinary Shares Issued	$ 0	$ 0